Other Operating Income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Operating Income
2 5	OTHER OPERATING INCOME

	2021	2020	2019
	S$’000	S$’000	S$’000
Government grant and credit scheme subsidies	4,721	6,311	543
Rent concessions	—	521	—
Interest income from an associate	—	55	—
Others	1,594	627	174

	6,315	7,514	717